SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2022	2021	2020
Cash and cash equivalents	$225,850	$497,241	$840,913
Restricted cash and cash equivalents—current	10,600	—	4,365
Restricted cash and cash equivalents—non-current	77,459	25,000	4,000
Cash, cash equivalents and restricted cash and cash equivalents	$313,909	$522,241	$849,278

Schedule of Restrictions on Cash and Cash Equivalents
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2022	2021	2020
Cash and cash equivalents	$225,850	$497,241	$840,913
Restricted cash and cash equivalents—current	10,600	—	4,365
Restricted cash and cash equivalents—non-current	77,459	25,000	4,000
Cash, cash equivalents and restricted cash and cash equivalents	$313,909	$522,241	$849,278

Carrying Value and Fair Value of Financial Instruments
The carrying value and fair value of the Company's financial instruments are as follows:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Derivative asset	$—	$—	$170	$170

Liabilities
Warrant liability	$—	$—	$381	$381
5% Senior Unsecured Convertible Note	$—	$—	$50,000	$50,000

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$463,867	$—	$—	$463,867

Liabilities
Warrant liability	$—	$—	$4,284	$4,284
Derivative liability	$—	$—	$4,189	$4,189

Changes in Forward Contract and Warrant Liability	The change in fair value of the Forward Contract Liability was as follows:

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)
Estimated fair value at December 31, 2020	$—
The change in fair value of the Warrant Liability is as follows:

Warrant Liabilities
Estimated fair value at December 31, 2019	$—
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)
Estimated fair value at December 31, 2020	7,335
Change in fair value	(3,051)
Estimated fair value at December 31, 2021	4,284
Change in fair value	(3,903)
Estimated fair value at December 31, 2022	$381

Changes in Fair Value of Derivatives Liabilities and Assets	The change in fair value of the derivative liability was as follows:

Derivative Liability
Estimated fair value at September 13, 2021	$7,705
Change in estimated fair value	(104)
Settlement of first price differential	(3,412)
Estimated fair value at December 31, 2021	4,189
Change in estimated fair value	2,399
Settlement of second price differential	(6,588)
Estimated fair value at December 31, 2022	$—
The change in fair value of the derivative asset was as follows:

Derivative asset
Estimated fair value as of June 1, 2022	$1,500
Change in estimated fair value	(1,330)
Estimated fair value as of December 31, 2022	$170

Inputs and Assumptions Used	The following reflects the significant quantitative inputs used:

As of
April 10, 2020
Estimated future value of Series D redeemable convertible preferred stock	$10.00
Discount rate	—%
Time to liquidity (years)	0
The following reflects the inputs and assumptions used:

	As of December 31,
	2022	2021
Stock price	$2.16	$9.87
Exercise price	$11.50	$11.50
Remaining term (in years)	2.42	3.42
Volatility	100%	90%
Risk-free rate	4.28%	1.03%
Expected dividend yield	—	—
The following reflects the inputs and assumptions used:

As of
June 22, 2021
Stock price	$17.32
Strike price	$14.86
Volatility	95%
Risk-free rate	0.10%
The following reflects the inputs and assumptions used:

December 31, 2021
Stock Price	$9.87
Strike Price	$14.86
Volatility	100%
Risk-free rate	0.18%
The following reflects the inputs and assumptions used:

	As of
	December 31, 2022	June 1, 2022
Stock price	$2.16	$6.77
Threshold price	$20.00	$20.00
Remaining term (in years)	1.92	2.50
Volatility	100%	90%
Risk-free rate	4.39%	2.73%
Payer cost of debt	6.22%	4.30%

Schedule of Property, Plant and Equipment	The useful lives of the Company's assets are as follows:

Computers	1 to 3 years
Software	1 to 5 years
Demo trucks	4 years
Vehicles	5 years
Machinery and equipment	3 to 20 years years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Tooling	Based off estimated production quantity
Buildings	30 to 40 years
Property, plant and equipment, net consisted of the following at December 31, 2022 and 2021, respectively:

	As of December 31,
	2022	2021
Construction-in-progress	$209,187	$103,515
Buildings	127,797	100,391
Equipment	35,257	24,875
Land	24,762	3,957
Tooling	17,693	11,676
Demo vehicles	15,215	888
Software	8,568	7,562
Other	3,501	3,011
Leasehold improvements	2,953	2,883
Finance lease assets	2,193	646
Furniture and fixtures	1,492	1,480
Property, plant and equipment, gross	448,618	260,884
Less: accumulated depreciation and amortization	(30,833)	(16,507)
Total property, plant and equipment, net	$417,785	$244,377

Schedule of Product Warranty Liability
The change in warranty liability for the year ended December 31, 2022 is summarized as follows:

Year Ended
December 31, 2022
Accrued warranty - beginning of period	$—
Provision for new warranties	8,079
Warranty costs incurred	(291)
Accrued warranty - end of period	$7,788